Consolidated Statement of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Items [Member]
Balance at Dec. 31, 2009	$ 15,430.9	$ 423.9	$ 11,140.7	$ 4,350.8	$ (576.5)	$ 92.0
Balance (in shares) at Dec. 31, 2009		423,900,000
Balance (in shares) at Dec. 31, 2009					14,600,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Retirement of treasury shares (in shares)		(25,000,000)			(25,000,000)
Retirement of treasury shares		(25.0)	(1,081.3)		1,106.3
Issuance of shares under employees' and directors' stock plans (in shares)		2,900,000			100,000
Issuance of shares under employees' and directors' stock plans	75.6	2.9	80.5		(7.8)
Settlement of convertible debt	(216.1)		(216.1)
Stock-based compensation	83.1		83.1
Tax benefit related to employees' and directors' stock plans	10.9		10.9
Purchases of company common stock (in shares)					20,700,000
Purchases of company common stock	(1,012.5)				(1,012.5)
Net income	1,035.6			1,035.6
Other comprehensive items	(48.4)					(48.4)
Other	1.9		1.9
Balance at Dec. 31, 2010	15,361.0	401.8	10,019.7	5,386.4	(490.5)	43.6
Balance (in shares) at Dec. 31, 2010		401,800,000
Balance (in shares) at Dec. 31, 2010					10,400,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		4,600,000			100,000
Issuance of shares under employees' and directors' stock plans	155.8	4.6	160.3		(9.1)
Settlement of convertible debt	(122.8)		(122.8)
Stock-based compensation	80.2		80.2
Tax benefit related to employees' and directors' stock plans	14.6		14.6
Purchases of company common stock (in shares)					24,500,000
Purchases of company common stock	(1,337.5)				(1,337.5)
Net income	1,329.9			1,329.9
Other comprehensive items	(443.1)					(443.1)
Balance at Dec. 31, 2011	15,038.1	406.4	10,152.0	6,716.3	(1,837.1)	(399.5)
Balance (in shares) at Dec. 31, 2011	406,416,940	406,400,000
Balance (in shares) at Dec. 31, 2011	35,033,919				35,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of shares under employees' and directors' stock plans (in shares)		7,100,000			200,000
Issuance of shares under employees' and directors' stock plans	252.1	7.1	254.7		(9.7)
Stock-based compensation	78.2		78.2
Tax benefit related to employees' and directors' stock plans	18.7		18.7
Purchases of company common stock (in shares)					20,800,000
Purchases of company common stock	(1,150.0)				(1,150.0)
Dividends declared	(196.9)			(196.9)
Net income	1,177.9			1,177.9
Other comprehensive items	249.1					249.1
Other	(2.5)		(2.5)
Balance at Dec. 31, 2012	$ 15,464.7	$ 413.5	$ 10,501.1	$ 7,697.3	$ (2,996.8)	$ (150.4)
Balance (in shares) at Dec. 31, 2012	413,491,691	413,500,000
Balance (in shares) at Dec. 31, 2012	56,047,926				56,000,000